Schedule of Net Investment Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Investment Income [Line Items]
Investment income, before expense	$ 319,795	$ 303,106	$ 318,140
Investment expense	(9,100)	(7,261)	(6,896)
Net investment income	310,695	295,845	311,244
Fixed income securities
Net Investment Income [Line Items]
Investment income, before expense	228,507	226,894	248,585
Equity securities
Net Investment Income [Line Items]
Investment income, before expense	5,465	5,868	4,905
Short-term
Net Investment Income [Line Items]
Investment income, before expense	1,200	826	393
Mortgage loans
Net Investment Income [Line Items]
Investment income, before expense	28,263	28,577	27,582
Limited partnership interests
Net Investment Income [Line Items]
Investment income, before expense	53,917	38,485	34,177
Policy loans
Net Investment Income [Line Items]
Investment income, before expense	$ 2,443	$ 2,456	$ 2,498